SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION
22.	SEGMENT INFORMATION
The Company is principally engaged in the gaming and hospitality business in Asia and Europe and its principal operating and developmental activities occur in three geographic areas: Macau, the Philippines and Cyprus. The

Company views each of its
operating properties
as a reportable segment.
The Company monitors its operations and evaluates earnings by reviewing the assets and operations of each of its reportable segment which includes City of Dreams, Studio City, Altira Macau, Mocha and Other, City of Dreams Manila, City of Dreams Mediterranean and Other
 and Other Operations
. The development projects in other jurisdictions are included in the Corporate and Other category and do not meet the criteria of a reportable segment. Effective from August 1, 2025, the initial opening of Sri Lanka Casino, the operations in Sri Lanka including the provision of management services to Nüwa Sri Lanka effective from its opening on July 15, 2025, which were previously reported under the Corporate and Other category, has been included in the Other Operations segment for the year ended December 31, 2025 and 2024. Mocha and Other segment included the operation of Grand Dragon Casino before its closure and was changed to Mocha segment effective on September 23, 2025. Effective from June 12, 2023, with the soft opening of City of Dreams Mediterranean, the Cyprus Operations segment which previously included the operation of the temporary casino before its closure on June 9, 2023 and the licensed satellite casinos in Cyprus, has been renamed to City of Dreams Mediterranean and Other segment which included the operation of City of Dreams Mediterranean and the licensed satellite casinos in Cyprus.
The Company’s segment information for total assets and capital expenditures is as follows:

Total Assets	December 31,
	2025	2024	2023
City of Dreams	$2,583,130	$2,691,228	$2,720,571
Studio City	3,266,485	3,444,870	3,705,391
Altira Macau	51,886	45,697	77,631
Mocha and Other	58,663	139,511	135,256
City of Dreams Manila	374,540	376,244	418,594
City of Dreams Mediterranean and Other	720,225	682,937	742,450
Other Operations	157,914	83,653	—
Corporate and Other	384,845	521,203	535,179

Total consolidated assets	$7,597,688	$7,985,343	$8,335,072

Capital Expenditures	Year Ended December 31,
	2025	2024	2023
City of Dreams	$162,672	$83,988	$22,259
Studio City	69,498	86,071	73,452
Altira Macau	10,550	5,614	3,892
Mocha and Other	4,072	6,549	4,590
City of Dreams Manila	10,597	17,940	24,970
City of Dreams Mediterranean and Other	14,920	11,815	108,214
Other Operations	65,470	28,298	—
Corporate and Other	5,411	3,206	15,113

Total capital expenditures	$343,190	$243,481	$252,490

Melco Resorts’

Chief Executive Officer
is the Chief Operating Decision Maker (“CODM”) of the Company. The CODM uses Adjusted property EBITDA for each segment as the measure of segment profit or loss to allocate resources to each segment and to compare the operating performance of the Company’s properties with those of its competitors as a way to assess performance. Adjusted property EBITDA is net income (loss) before interest, taxes, depreciation, amortization, pre-opening
costs, development costs, property charges and other, share-based compensation, payments to the Philippine Parties, integrated resort and casino rent, Corporate and Other expenses, and other non-operating
income and expenses.
The following tables present the results of operations for each of the Company’s reportable segments and reconciliation to net income (loss) attributable to Melco Resorts & Entertainment Limited for the years ended December 31, 2025, 2024 and 2023.

Year Ended December 31, 2025	City of Dreams	Studio City	Altira Macau	Mocha and Other	City of Dreams Manila	City of Dreams Mediterranean and Other	Other Operations	Total
Segment operating revenues:
Casino	$2,370,998	$1,163,917	$86,605	$101,983	$308,418	$205,526	$9,578	$4,247,025
Rooms	170,802	167,085	12,149	—	50,329	43,620	—	443,985
Food and beverage	105,741	84,730	8,106	4,748	43,369	42,645	1,379	290,718
Entertainment, retail and other	89,234	62,630	162	319	8,988	8,379	1,557	171,269

Total segment operating revenues (1)	2,736,775	1,478,362	107,022	107,050	411,104	300,170	12,514	$5,152,997

Segment expenses:
Gaming taxes and license fees (2)	(1,199,050)	(553,156)	(44,274)	(43,927)	(117,679)	(38,711)	(2,422)
Employee benefits expenses (3)	(379,398)	(267,577)	(41,737)	(22,389)	(64,132)	(99,473)	(7,361)
Other segment items (4)	(336,193)	(263,829)	(25,064)	(18,566)	(96,505)	(93,760)	(7,355)

Segment adjusted property EBITDA:
Adjusted property EBITDA	$822,134	$393,800	$(4,053)	$22,168	$132,788	$68,226	$(4,624)	$1,430,439

Other operating expenses:
Payments to the Philippine Parties								(37,181)
Pre-opening costs (5)								(46,390)
Development costs								(7,619)
Amortization of land use rights								(19,970)
Depreciation and amortization								(523,592)
Integrated resort and casino rent (6)								(12,714)
Share-based compensation								(29,270)
Property charges and other								(39,481)
Corporate and Other expenses								(113,796)

Operating income								600,426

Non-operating income (expenses):
Interest income								8,482
Interest expense, net of amounts capitalized								(464,904)
Other financing costs								(6,701)
Foreign exchange gains, net								8,739
Other income, net								2,999
Loss on extinguishment of debt								(756)

Total non-operating expenses, net								(452,141)

Income before income tax								148,285
Income tax expense								(2,829)

Net income								145,456
Net loss attributable to noncontrolling interests								39,589

Net income attributable to Melco Resorts & Entertainment Limited								$185,045

Year Ended December 31, 2024	City of Dreams	Studio City	Altira Macau	Mocha and Other	City of Dreams Manila	City of Dreams Mediterranean and Other	Other Operations	Total
Segment operating revenues:
Casino	$1,957,079	$1,076,619	$104,686	$117,632	$357,315	$159,324	$—	$3,772,655
Rooms	161,939	159,926	11,770	—	53,494	35,436	—	422,565
Food and beverage	102,293	83,881	8,507	4,736	52,345	34,171	—	285,933
Entertainment, retail and other	60,945	69,919	133	228	9,183	5,646	—	146,054

Total segment operating revenues (1)	2,282,256	1,390,345	125,096	122,596	472,337	234,577	—	$4,627,207

Segment expenses:
Gaming taxes and license fees (2)	(1,019,075)	(526,250)	(52,834)	(50,959)	(137,107)	(30,650)	—
Employee benefits expenses (3)	(326,737)	(253,104)	(45,170)	(24,257)	(62,314)	(78,484)	(14)
Other segment items (4)	(314,802)	(269,752)	(29,014)	(20,406)	(91,858)	(74,897)	(181)

Segment adjusted property EBITDA:
Adjusted property EBITDA	$621,642	$341,239	$(1,922)	$26,974	$181,058	$50,546	$(195)	$1,219,342

Other operating expenses:
Payments to the Philippine Parties								(41,939)
Pre-opening costs (5)								(17,833)
Development costs								(5,433)
Amortization of land use rights								(19,956)
Depreciation and amortization								(521,582)
Integrated resort and casino rent (6)								(8,436)
Share-based compensation								(27,368)
Property charges and other								(13,221)
Corporate and Other expenses								(78,947)

Operating income								484,627

Non-operating income (expenses):
Interest income								15,766
Interest expense, net of amounts capitalized								(486,721)
Other financing costs								(7,362)
Foreign exchange losses, net								(15,492)
Other income, net								3,833
Loss on extinguishment of debt								(1,000)

Total non-operating expenses, net								(490,976)

Loss before income tax								(6,349)
Income tax expense								(21,610)

Net loss								(27,959)
Net loss attributable to noncontrolling interests								71,502

Net income attributable to Melco Resorts & Entertainment Limited								$43,543

Year Ended December 31, 2023	City of Dreams	Studio City	Altira Macau	Mocha and Other	City of Dreams Manila	City of Dreams Mediterranean and Other	Total
Segment operating revenues:
Casino	$1,649,551	$714,680	$91,556	$115,533	$378,475	$127,517	$3,077,312
Rooms	144,147	111,351	10,975	—	57,652	14,099	338,224
Food and beverage	77,142	56,948	8,194	1,990	50,459	14,152	208,885
Entertainment, retail and other	59,643	75,375	100	177	8,511	3,591	147,397

Total segment operating revenues (1)	1,930,483	958,354	110,825	117,700	495,097	159,359	$3,771,818

Segment expenses:
Gaming taxes and license fees (2)	(864,529)	(365,220)	(48,914)	(49,137)	(137,076)	(24,879)
Employee benefits expenses (3)	(276,637)	(195,510)	(43,192)	(22,599)	(61,176)	(54,009)
Other segment items (4)	(213,004)	(190,834)	(19,996)	(18,678)	(91,393)	(52,971)

Segment adjusted property EBITDA:
Adjusted property EBITDA	$576,313	$206,790	$(1,277)	$27,286	$205,452	$27,500	$1,042,064

Other operating expenses:
Payments to the Philippine Parties							(42,451)
Pre-opening costs							(43,994)
Development costs							(1,202)
Amortization of land use rights							(22,670)
Depreciation and amortization							(520,726)
Integrated resort and casino rent (6)							(1,911)
Share-based compensation							(35,473)
Property charges and other							(228,437)
Corporate and Other expenses							(80,241)

Operating income							64,959

Non-operating income (expenses):
Interest income							23,305
Interest expense, net of amounts capitalized							(492,391)
Other financing costs							(4,372)
Foreign exchange gains, net							2,232
Other income, net							2,748
Gain on extinguishment of debt							1,611

Total non-operating expenses, net							(466,867)

Loss before income tax							(401,908)
Income tax expense							(13,422)

Net loss							(415,330)
Net loss attributable to noncontrolling interests							88,410

Net loss attributable to Melco Resorts & Entertainment Limited							$(326,920)

(1)
Revenues from the Corporate and Other category includes small charter flights and management services business during the years ended December 31, 2025, 2024 and 2023, which are insignificant and below the quantitative thresholds attributable to the operating segments, therefore are not included in the total for the reportable segment operating revenues. A reconciliation of segment operating revenues to total consolidated operating revenues is as follows:

Reconciliation of total operating revenues

	Year Ended December 31,
	2025	2024	2023
Segment operating revenues:
City of Dreams	$2,736,775	$2,282,256	$1,930,483
Studio City	1,478,362	1,390,345	958,354
Altira Macau	107,022	125,096	110,825
Mocha and Other	107,050	122,596	117,700
City of Dreams Manila	411,104	472,337	495,097
City of Dreams Mediterranean and Other	300,170	234,577	159,359
Other Operations	12,514	—	—

Total segment operating revenues	5,152,997	4,627,207	3,771,818
Revenues from Corporate and Other	10,302	11,006	3,429

Total consolidated operating revenues	$5,163,299	$4,638,213	$3,775,247

(2)	The details of “Gaming taxes and license fees” are disclosed in Note 2(q) with certain amounts included in pre-opening costs.

(3)
“Employee benefits expenses” includes salaries, bonuses and incentives, benefits and allocated labor costs among segments. Certain amounts of “Employee benefits expenses” are included in Corporate and Other expenses, pre-opening
costs, development costs, share-based compensation and property charges and other; and with certain amounts incurred during the construction and development stage of projects capitalized in property and equipment.

(4)	“Other segment items” mainly include cost of inventories, advertising and promotions expenses, repair and maintenance expenses, utilities and fuel expenses and other gaming operation expenses.

(5)	Certain amounts of pre-opening costs are grouped and reported under the line item “Integrated resort and casino rent”.

(6)	“Integrated resort and casino rent” represents land rent and variable lease costs to Belle and casino rent to a subsidiary of John Keells.
There was intersegment revenue charged by City of Dreams to Studio City of $55,016, $44,917 and $2,368 for the years ended December 31, 2025, 2024 and 2023, respectively. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties.
The Company’s geographic information for long-lived assets and operating revenues are as follows:
Long-lived Assets

	December 31,
	2025	2024	2023
Macau	$5,224,203	$5,522,756	$5,752,786
The Philippines	78,641	88,950	118,495
Cyprus	618,678	586,753	663,633
Other	152,303	100,356	30,452

Total long-lived assets	$6,073,825	$6,298,815	$6,565,366

Operating Revenues

	Year Ended December 31,
	2025	2024	2023
Macau	$4,429,209	$3,920,293	$3,117,362
The Philippines	411,104	472,337	495,097
Cyprus	300,170	234,577	159,359
Other	22,816	11,006	3,429

Total operating revenues	$5,163,299	$4,638,213	$3,775,247